Investments - Additional Information - Teekay LNG - Exmar LPG BVBA Joint Venture (Detail) (USD $)	6 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Feb. 28, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member]	Jun. 30, 2014 Teekay LNG [Member] Exmar LPG Joint Venture [Member] Vessel	Feb. 28, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member] Pro Rata Share [Member] Secured debt [Member]	Jun. 30, 2014 Teekay LNG [Member] Exmar LPG Joint Venture [Member] Newbuildings [Member] Vessel	Jun. 30, 2014 Teekay LNG [Member] Exmar LPG Joint Venture [Member] Charters-in [Member] Vessel
Net Investment Income [Line Items]
Number of vessels				21		10	4
Percentage of ownership				50.00%
Pro rata share of existing debt and lease obligations					$ 108,000,000
Excess of book value over the investment			6,000,000
Investments in joint venture	$ 50,648,000	$ 136,413,000	$ 133,100,000